Pay vs Performance Disclosure	2 Months Ended		8 Months Ended	12 Months Ended
	Apr. 30, 2024	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total for Mr. Schmitt (1)	CAP to Mr. Schmitt (2)(a)						Average CAP to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions) (7)	Relative TSR Performance Percentile (8)
			SCT Total for Mr. Hance (1)	CAP to Mr. Hance (2)(b)	SCT Total for Mr. Stewart (1)	CAP to Mr. Stewart (2)(c)	Average SCT Total for Non-PEO NEOs (3)		TSR (5)	Peer Group TSR (6)
2024	$917,327	$(1,625,001)	$1,995,885	$2,377,231	$4,564,259	$6,779,794	$1,475,554	$1,397,446	$46	$127	$(820)	0th
2023	$4,866,321	$(766,293)	N/A	N/A	N/A	N/A	$1,047,755	$320,635	$90	$120	$167	0th
2022	$6,055,810	$6,356,982	N/A	N/A	N/A	N/A	$1,742,416	$1,711,824	$150	$97	$193	64th
2021	$6,048,000	$9,065,745	N/A	N/A	N/A	N/A	$1,525,473	$1,726,305	$173	$121	$106	77th
2020	$3,200,911	$2,353,212	N/A	N/A	N/A	N/A	$1,006,555	$644,923	$110	$100	$24	42nd

(1) Mr. Schmitt served as our President and Chief Executive Officer until his departure in February 2024. At that time, Mr. Hance was appointed to serve as our interim Chief Executive Officer until April 2024, when Mr. Stewart was appointed as the permanent Chief Executive Officer. The amounts reported in these columns are the amounts of total compensation reported for Mr. Schmitt, Mr. Hance and Mr. Stewart for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation - Summary Compensation Table.”

(2)(a) The amounts reported in this column represent the amount of “compensation actually paid” to Mr. Schmitt, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Schmitt during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Schmitt’s total compensation for each year to determine the compensation actually paid:

Company Selected Measure Name				Relative TSR Performance Percentile
Named Executive Officers, Footnote
(1) Mr. Schmitt served as our President and Chief Executive Officer until his departure in February 2024. At that time, Mr. Hance was appointed to serve as our interim Chief Executive Officer until April 2024, when Mr. Stewart was appointed as the permanent Chief Executive Officer. The amounts reported in these columns are the amounts of total compensation reported for Mr. Schmitt, Mr. Hance and Mr. Stewart for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation - Summary Compensation Table.”
				The amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Schmitt, Mr. Hance and Mr. Stewart) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Schmitt, Mr. Hance and Mr. Stewart, as applicable) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Jamie Pierson, Rebecca Garbrick, Chris C. Ruble, Nancee Ronning and Joseph M. Tomasello; (ii) for 2023, Michael L. Hance, Rebecca J. Garbrick, Chris C. Ruble and Kyle R. Mitchin; (ii) for 2022, Rebecca J. Garbrick, Chris C. Ruble, Michael L. Hance, and Kyle R. Mitchin; (iii) for 2021, Rebecca J. Garbrick, Scott E. Schara, Chris C. Ruble, Michael L. Hance and Michael J. Morris; and (iv) for 2020, Michael J. Morris, Scott E. Schara, Chris C. Ruble, Michael L. Hance and Matthew J. Jewell.
Peer Group Issuers, Footnote				(6) Represents the peer group TSR at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Trucking and Transportation Stocks Index, which is the same peer group used for the Stock Return Performance Graph included in our Annual Report.
Adjustment To PEO Compensation, Footnote
(2)(a) The amounts reported in this column represent the amount of “compensation actually paid” to Mr. Schmitt, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Schmitt during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Schmitt’s total compensation for each year to determine the compensation actually paid:
(2)(b) The amounts reported in this column represent the amount of “compensation actually paid” to Mr. Hance, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hance's during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Hance total compensation for each year to determine the compensation actually paid:

Michael Hance	2024
Reported Summary Compensation Table Total for Michael Hance	1,995,885
- Reported Value of Equity Awards	$(1,160,000)
+ Year End Fair Value of Equity Award	$1,830,328
+ Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(73,880)
+/- Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(198,437)
+/- Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$(16,665)
+/- Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$—
Compensation Actually Paid to Michael Hance	$2,377,231

(2)(c) The amounts reported in this column represent the amount of “compensation actually paid” to Mr. Stewart, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Stewart during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Stewart's total compensation for each year to determine the compensation actually paid:

Shawn Stewart	2024
Reported Summary Compensation Table Total for Shawn Stewart	4,564,259
- Reported Value of Equity Awards	$(3,234,892)
+ Year End Fair Value of Equity Awards	$5,450,426
+ Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$—
+/- Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$—
+/- Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$—
+/- Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$—
Compensation Actually Paid to Shawn Stewart	$6,779,794

Non-PEO NEO Average Total Compensation Amount				$ 1,475,554	$ 1,047,755	$ 1,742,416	$ 1,525,473	$ 1,006,555
Non-PEO NEO Average Compensation Actually Paid Amount				$ 1,397,446	320,635	1,711,824	1,726,305	644,923
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Schmitt, Mr. Hance and Mr. Stewart, as applicable), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Schmitt, Mr. Hance and Mr. Stewart) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Schmitt, Mr. Hance and Mr. Stewart) for each year to determine the compensation actually paid, using the same methodology described above in Notes (2)(a), (2)(b) and (2)(c):

Average for Non-PEO NEOs	2024	2023	2022	2021	2020
Average Reported Summary Compensation Table Total for Non-PEO NEOs	$1,475,554	$1,047,755	$1,742,416	$1,525,473	$1,006,555
- Average Reported Value of Equity Awards	$(832,000)	$(518,750)	$(465,000)	$(448,000)	$(375,000)
+ Average Year End Fair Value of Equity Awards	$1,421,554	$223,513	$490,666	$615,596	$281,071
+/- Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	$(22,857)	$(453,197)	$(4,743)	$144,644	$(19,014)
+/- Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(37,281)	$21,314	$(51,515)	$12,362	$(153,176)
- Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$(607,524)	$—	$—	$(123,770)	$(95,513)
+ Average Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—	$—	$—
Average Compensation Actually Paid to Non-PEO NEOs	$1,397,446	$320,635	$1,711,824	$1,726,305	$644,923

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Operating Income
•Consolidated Earnings Before Interest, Taxes, Depreciation and Amortization (Consolidated EBITDA)
•Unlevered Free Cash Flow
•Relative TSR Performance Percentile (the Company’s TSR as compared to a peer group established by the Compensation Committee)

Total Shareholder Return Amount				$ 46	90	150	173	110
Peer Group Total Shareholder Return Amount				127	120	97	121	100
Net Income (Loss)				$ (820,000,000)	$ 167,000,000	$ 193,000,000	$ 106,000,000	$ 24,000,000
Company Selected Measure Amount				0	0	0.64	0.77	0.42
PEO Name	Mr. Hance	Mr. Schmitt	Mr. Stewart
Additional 402(v) Disclosure
(5) Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.
(7) The amounts reported represent the net income as reflected in the Company’s audited financial statements for the applicable year.
Financial Performance Measures

As described in greater detail in the CD&A, the Company’s executive compensation program reflects a pay-for-performance philosophy to support the achievement of short- and long-term financial, operational and strategic objectives. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase shareholder value. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Measure:: 1
Pay vs Performance Disclosure
Name				Relative TSR Performance Percentile
Non-GAAP Measure Description
(8) Relative TSR Performance Percentile is based on the metric used for our TSR performance shares, as discussed in more detail within the Long-Term Equity Incentive Awards section of this Proxy Statement. Amounts shown in this table for each year reflect the Company’s one-year TSR relative to the one year TSR of the peer group used for the TSR performance shares awarded for that year. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Relative TSR Performance Percentile is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name				Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name				Earnings Before Interest, Taxes, Depreciation and Amortization (Consolidated EBITDA)•Unlevered Free Cash Flow
Thomas Schmitt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 917,327	$ 4,866,321	$ 6,055,810	$ 6,048,000	$ 3,200,911
PEO Actually Paid Compensation Amount				(1,625,001)	(766,293)	6,356,982	9,065,745	2,353,212
Michael Hance [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,995,885
PEO Actually Paid Compensation Amount				2,377,231
Shawn Stewart [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				4,564,259
PEO Actually Paid Compensation Amount				6,779,794
PEO | Thomas Schmitt [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(3,815,000)	(2,875,000)	(2,875,000)	(2,125,000)
PEO | Thomas Schmitt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	1,499,165	3,099,190	4,472,901	1,238,623
PEO | Thomas Schmitt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(3,472,861)	234,398	1,183,652	176,287
PEO | Thomas Schmitt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,006,120)	156,082	(157,416)	236,192	(137,609)
PEO | Thomas Schmitt [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,536,208)	0	0	0	0
PEO | Thomas Schmitt [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0	0
PEO | Michael Hance [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,160,000)
PEO | Michael Hance [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,830,328
PEO | Michael Hance [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(73,880)
PEO | Michael Hance [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(198,437)
PEO | Michael Hance [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(16,665)
PEO | Michael Hance [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Shawn Stewart [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,234,892)
PEO | Shawn Stewart [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,450,426
PEO | Shawn Stewart [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Shawn Stewart [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Shawn Stewart [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Shawn Stewart [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(832,000)	(518,750)	(465,000)	(448,000)	(375,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,421,554	223,513	490,666	615,596	281,071
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(22,857)	(453,197)	(4,743)	144,644	(19,014)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(37,281)	21,314	(51,515)	12,362	(153,176)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(607,524)	0	0	(123,770)	(95,513)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	$ 0	$ 0	$ 0	$ 0